NONVESTED SHARES	12 Months Ended
Dec. 31, 2023
Nonvested Shares Disclosure [Abstract]
NONVESTED SHARES

12.          NONVESTED SHARES

In 2021, the Company granted 1,275,200 nonvested shares to certain officers and employees. The nonvested shares of 60,000 vested over a period of two years, nonvested shares of 40,000 vested over a period of one year and nonvested shares of 1,235,200 vested immediately.

In 2022, the Company granted 313,000 nonvested shares to certain officers and employees. These nonvested shares of 277,000 vested immediately, nonvested shares of 16,000 vested over a period of one year and nonvested shares of 20,000 vested over a period of two years.

In 2023, the Company granted 298,000 nonvested shares to certain employees. 126,000 of these shares vested immediately, 20,000 of these shares vest over a period of one year and 152,000 of these shares vest over a period of two years.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2023	46,000	$0.55
Granted	298,000	$0.45
Forfeited	(16,000)	$0.60
Vested	(178,000)	$0.57
Outstanding at December 31, 2023	150,000	$0.33

The total fair value of shares vested during the years ended December 31, 2021, 2022 and 2023 was $910, $186 and $134 respectively.

For the years ended December 31, 2021, 2022 and 2023, the Group recorded share-based compensation expenses of $953, $186 and $134 related to the nonvested shares, respectively. As of December 31, 2023, there was $68 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weighted average period of 1.1 years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Years ended December 31,
	2021	2022	2023

Fulfillment	$15	$12	$—
Selling and marketing	142	99	34
General and administrative	1,225	229	381
Total	$1,382	$340	$415